Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 90,252	$ 105,135
Purchase price		10,380	12,430	$ 385,011
Subsidiary B | Wholly-Owned U.K Subsidiary | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Subsidiary B | Kellogg Brown & Root Limited | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 79,285	77,632
Ownership percentage		50.00%
Proceeds from Dividends Received		$ 8,900	6,100
Subsidiary A | Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage		50.00%
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 3,496	18,140
Proceeds from Dividends Received		13,100	4,100
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		0	1,546
Purchase price		1
Loss on Sale of Investments		$ 500
Subsidiary C | Elbit Systems Limited
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		25.00%
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 0	558
Subsidiary D | Elbit Systems Limited
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		33.00%
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 7,471	$ 7,259